Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Disclosure of income tax expense
The Group’s income tax expense recognized in the consolidated statement of profit or loss and other comprehensive loss was as follows:

	2017	2016	2015
Deferred income tax expense	(21,415)	—	(32,761)
Deferred income tax gain	39,188	131,055	32,761
	17,773	131,055	—

Disclosure of major components of tax expense (income)
The Group’s effective income tax expense differed from the expected theoretical amount computed by applying the Group’s applicable weighted average tax rate of 21.7% in 2017 (2016: 21.5%, 2015: 21.9%) as summarized in the following table:

Reconciliation	2017	2016	2015
Loss before income tax	(24,427,247)	(30,793,306)	(29,705,063)
Income tax at statutory tax rates applicable to results in the respective countries	5,311,030	6,629,237	6,493,569
Effect of unrecognized temporary differences	193,598	(27,072)	(105,395)
Effect of unrecognized taxable losses	(5,429,935)	(6,360,837)	(6,438,609)
Effect of previously unrecognised deferred tax asset	39,189	131,055	—
Effect of expenses deductible for tax purposes	9,696	2,505	—
Effect of expenses not considerable for tax purposes	—	23,716	—
Effect of impact from application of different tax rates	(105,805)	(267,695)	—
Effect of unrecognized taxable losses in equity	—	146	50,435
Income tax gain	17,773	131,055	—

Disclosure of deferred taxes details
The tax effect of taxable temporary differences that give rise to deferred income tax liabilities or to deferred income tax assets as of December 31 is presented below:

Deferred Tax Liabilities	December 31, 2017	December 31, 2016
Intangible assets	(349,052)	(327,637)
Hercules Loan Facility	(47,477)	(76,390)
Total	(396,529)	(404,027)

Deferred Tax Asset	December 31, 2017	December 31, 2016
Net operating loss (NOL)	217,720	207,445
Total	217,720	207,445

Deferred Tax, net	(178,809)	(196,582)

Deferred Tax 2017	Opening Balance	Recognized in Profit or Loss	Recognized in Equity	Closing Balance
Intangible assets	(327,637)	(21,415)	—	(349,052)
Hercules Loan Facility	(76,390)	28,913	—	(47,477)
Net operating loss (NOL)	207,445	10,275	—	217,720
Total	(196,582)	17,773	—	(178,809)

Deferred Tax 2016	Opening Balance	Recognized in Profit or Loss	Recognized in Equity	Closing Balance
Intangible assets	(327,637)	—	—	(327,637)
Hercules Loan Facility	—	(76,390)	—	(76,390)
Net operating loss (NOL)	—	207,445	—	207,445
Total	(327,637)	131,055	—	(196,582)

Disclosure of temporary difference, unused tax losses and unused tax credits
The Group’s tax loss carry-forwards with their expiry dates are as follows:

	December 31, 2017	December 31, 2016
Within 1 year	1,754,398	1,859,601
Between 1 and 3 years	31,089,191	9,928,391
Between 3 and 7 years	108,055,089	102,542,641
More than 7 years	1,072,260	1,087,543
Total	141,970,938	115,418,176
The tax effect of the major unrecognized temporary differences and loss carry-forwards is presented in the table below:

	December 31, 2017	December 31, 2016
Deductible temporary differences
Employee benefit plan	433,816	450,227
Stock option plans	400,764	—
Total potential tax assets	834,580	450,227
Taxable unrecognized temporary differences
Property and equipment	—	—
Total unrecognized potential tax liabilities	—	—
Offsetting potential tax liabilities with potential tax assets	—	—
Net potential tax assets from temporary differences not recognized	834,580	450,227
Potential tax assets from loss carry-forwards not recognized	29,959,963	25,082,968
Total potential tax assets from loss carry-forwards and temporary differences not recognized	30,794,543	25,533,195